Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the basic and diluted earnings per share computation:
Net income for earnings per share	$ 8,444	$ 4,213	$ 16,619
Weighted average shares used in computation - basic	17,193,189	17,059,575	16,086,598
Dilutive effect of release of escrowed shares			201,644
Weighted average shares used in diluted computation	17,193,189	17,059,575	16,288,242
Earnings per share - basic	$ 0.49	$ 0.25	$ 1.03
Earnings per share - diluted	$ 0.49	$ 0.25	$ 1.02
Number of shares that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	5,800,000	5,800,000	5,000,000
Number of shares owned by owners of subsidiary that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation			800,000
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	361,327	361,327	20,517
Number of shares owned by sponsors remaining in escrow and were therefore not included in the calculation of basic earnings per share computation	405,496	405,496